January 21, 2016

DREYFUS LIQUID ASSETS, INC.
- Class 2 Shares

Supplement to Summary and Statutory Prospectuses
dated May 1, 2015

Effective January 22, 2016, the ticker symbol for the fund's Class 2 Shares will change to DLBXX.

January 21, 2016

DREYFUS LIQUID ASSETS, INC.
- Class 2 Shares

Supplement to Current Statement of Additional Information

Effective January 22, 2016, the ticker symbol for the fund's Class 2 Shares will change to DLBXX.